Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Dividends (in cad per share)	CAD 0.36	CAD 0.50